UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

               AllianceBernstein Global Research Growth Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Research Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS--95.7%

United States Investments--53.0%
Healthcare--10.5%
Biotechnology--2.7%
Amgen, Inc.(a)                                              4,475     $  253,643
Applera Corp. - Applied Biosystems Group                    4,950         93,407
Biogen Idec, Inc.(a)                                        2,650        162,101
Cephalon, Inc.(a)                                           4,570        218,903
Genentech, Inc.(a)                                          5,710        299,318
Gilead Sciences, Inc.(a)                                    6,500        242,970
                                                                      ----------
                                                                       1,270,342
                                                                      ----------
Drugs--2.4%
Allergan, Inc.                                              2,475        179,561
Forest Laboratories, Inc.(a)                                4,250        191,165
Pfizer, Inc.                                               23,970        733,482
                                                                      ----------
                                                                       1,104,208
                                                                      ----------
Medical Products--2.4%
Alcon, Inc.                                                 3,325        266,665
Beckman Coulter, Inc.                                       1,000         56,120
Boston Scientific Corp.(a)                                  3,830        152,166
St. Jude Medical, Inc.(a)                                   2,345        176,508
Stryker Corp.                                               5,750        276,460
Zimmer Holdings, Inc.(a)                                    2,250        177,840
                                                                      ----------
                                                                       1,105,759
                                                                      ----------
Medical Services--3.0%
Anthem, Inc.(a)                                             3,050        266,113
Caremark Rx, Inc.(a)                                        2,450         78,572
Health Management Associates, Inc. Cl.A                    13,075        267,122
UnitedHealth Group, Inc.                                    6,175        455,345
WellPoint Health Networks, Inc.(a)                          3,325        349,424
                                                                      ----------
                                                                       1,416,576
                                                                      ----------
                                                                       4,896,885
                                                                      ----------
Technology--9.5%
Communication Equipment--2.9%
Cisco Systems, Inc.(a)                                      7,900        142,990
Corning, Inc.(a)                                           19,800        219,384
Juniper Networks, Inc.(a)                                  14,400        339,840
Motorola, Inc.                                             11,600        209,264
QUALCOMM, Inc.(a)                                          11,500        448,960
                                                                      ----------
                                                                       1,360,438
                                                                      ----------
Computer Hardware/Storage--1.2%
Dell, Inc.(a)                                              11,400        405,840
EMC Corp.(a)                                               14,400        166,176
                                                                      ----------
                                                                         572,016
                                                                      ----------
Computer Peripherals--0.2%
Network Appliance, Inc.(a)                                  3,900         89,700
                                                                      ----------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Computer Services--0.5%
BearingPoint, Inc.(a)                                     9,825       $   87,836
Fiserv, Inc.(a)                                           3,700          128,982
                                                                      ----------
                                                                         216,818
                                                                      ----------
Internet Infrastructure--0.6%
eBay, Inc.(a)                                             2,750          252,835
                                                                      ----------
Semiconductor Components--1.0%
Altera Corp.(a)                                           3,600           70,452
Broadcom Corp. Cl.A(a)                                    5,550          151,460
Linear Technology Corp.                                   6,450          233,748
                                                                      ----------
                                                                         455,660
                                                                      ----------
Software--3.1%
Electronic Arts, Inc.(a)                                  5,500          252,945
Mercury Interactive Corp.(a)                              3,800          132,544
Microsoft Corp.                                          17,950          496,317
Oracle Corp.(a)                                          22,900          258,312
Symantec Corp.(a)                                         5,800          318,304
                                                                      ----------
                                                                       1,458,422
                                                                      ----------
                                                                       4,405,889
                                                                      ----------
Energy--7.2%
Domestic Producers--2.8%
Noble Energy, Inc.                                       13,700          797,888
XTO Energy, Inc.                                         16,000          519,680
                                                                      ----------
                                                                       1,317,568
                                                                      ----------


Oil Service--4.0%
Baker Hughes, Inc.                                        9,000          393,480
FMC Technologies, Inc.(a)                                12,000          400,800
Halliburton Co.                                          31,900        1,074,711
                                                                      ----------
                                                                       1,868,991
                                                                      ----------

Miscellaneous--0.4%
Western Gas Resources, Inc.                               6,500          185,835
                                                                      ----------

                                                                       3,372,394
                                                                      ----------
Finance--6.9%
Banking - Money Center--0.7%
JPMorgan Chase & Co.                                      8,600          341,678
                                                                      ----------
Banking - Regional--1.0%
Commerce Bancorp, Inc.                                    8,000          441,600
                                                                      ----------
Brokerage & Money Management--1.9%
Franklin Resources, Inc.                                  4,500          250,920
The Charles Schwab Corp.                                 70,600          648,814
                                                                      ----------
                                                                         899,734
                                                                      ----------
Insurance--0.9%
American International Group, Inc.                        6,100          414,739
                                                                      ----------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous--2.4%
Citigroup, Inc.                                          18,700       $  825,044
MBNA Corp.                                               12,100          304,920
                                                                      ----------
                                                                       1,129,964
                                                                      ----------
                                                                       3,227,715
                                                                      ----------
Consumer Services--6.6%
Broadcasting & Cable--1.5%
Univision Communications, Inc.(a)                         9,200          290,812
Viacom, Inc. Cl. B                                       12,520          420,171
                                                                      ----------
                                                                         710,983
                                                                      ----------
Cellular Communications--0.4%
Nextel Communications, Inc.(a)                            7,500          178,800
                                                                      ----------
Gaming--0.8%
International Game Technology                            10,300          370,285
                                                                      ----------
Restaurant & Lodging--0.5%
Starbucks Corp.(a)                                        5,400          245,484
                                                                      ----------
Retail - General Merchandise--3.4%
Bed Bath & Beyond, Inc.(a)                                8,710          323,228
Lowe's Cos., Inc.                                         8,640          469,584
Wal-Mart Stores, Inc.                                    10,860          577,752
Williams-Sonoma, Inc.(a)                                  5,700          214,035
                                                                      ----------
                                                                       1,584,599
                                                                      ----------
                                                                       3,090,151
                                                                      ----------
Consumer Staples--3.8%
Cosmetics--1.2%
Avon Products, Inc.                                      12,720          555,610
                                                                      ----------

Food--0.3%
Dean Foods Co.(a)                                         4,810          144,396
                                                                      ----------

Household Products--1.3%
The Procter & Gamble Co.                                 11,420          618,050
                                                                      ----------
Tobacco--1.0%
Altria Group, Inc.                                        9,500          446,880
                                                                      ----------
                                                                       1,764,936
                                                                      ----------
Capital Goods--3.8%
Electrical Equipment--0.5%
Emerson Electric Co.                                      3,400          210,426
                                                                      ----------
Miscellaneous--3.3%
General Electric Co.                                     32,880        1,104,110
United Technologies Corp.                                 4,650          434,217
                                                                      ----------
                                                                       1,538,327
                                                                      ----------
                                                                       1,748,753
                                                                      ----------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Basic Industry--1.4%
Chemicals--1.4%
Air Products and Chemicals, Inc.                         12,300       $  668,874
                                                                      ----------

Consumer Manufacturing--1.4%
Building Related--1.4%
American Standard Cos.,Inc.(a)                           12,780          497,270
Lennar Corp. Cl. A                                        2,700          128,520
                                                                      ----------
                                                                         625,790
                                                                      ----------
Multi-Industry Companies--0.9%
3M Co.                                                    2,100          167,937
Danaher Corp.                                             4,790          245,631
                                                                      ----------
                                                                         413,568
                                                                      ----------
Aerospace & Defense--0.5%
Aerospace--0.5%
Lockheed Martin Corp.                                     4,440          247,663
                                                                      ----------
Transportation--0.5%
Air Freight--0.5%
United Parcel Service, Inc. Cl. B                         2,900          220,168
                                                                      ----------
Total United States Investments
   (cost $24,198,856)                                                 24,682,786
                                                                      ----------

Foreign Investments--42.7%
Australia--0.8%
News Corp Ltd. pfd. (ADR)                                12,510          391,938
                                                                      ----------
Bermuda--2.8%
Accenture Ltd.(a)                                         3,900          105,495
Axis Capital Holdings Ltd.                               10,000          260,000
Marvell Technology Group Ltd.(a)                         13,720          358,504
Nabors Industries, Ltd.(a)                               12,000          568,200
                                                                      ----------
                                                                       1,292,199
                                                                      ----------


Brazil--1.6%
Aracruz Celulose, SA (ADR)                               10,800          357,696
Companhia Vale do Rio Doce (ADR)(a)                      16,725          375,811
                                                                      ----------
                                                                         733,507
                                                                      ----------
Canada--1.2%
Talisman Energy, Inc.                                    20,800          538,919
                                                                      ----------
Cayman Islands--0.5%
ACE Ltd.                                                  6,200          248,372
                                                                      ----------
China--0.1%
BYD Co., Ltd.                                             8,500           25,784
                                                                      ----------
France--2.8%
Accor, SA                                                 3,733          145,714
Groupe Danone                                             4,500          354,598
L'Oreal, SA                                               2,482          163,105

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Sanofi-Synthelabo, SA                                      2,638      $  191,914
Schneider Electric, SA                                     7,125         462,154
                                                                      ----------
                                                                       1,317,485
                                                                      ----------

Germany--1.0%
Altana AG                                                  3,459         202,910
SAP AG                                                     1,792         279,284
                                                                      ----------
                                                                         482,194
                                                                      ----------
Hong Kong--2.0%
China Resources Power Holdings Co., Ltd.(a)              402,000         230,640
CNOOC Ltd.                                               789,000         412,575
Datang International Power Generation Co., Ltd.          326,300         265,532
                                                                      ----------
                                                                         908,747
                                                                      ----------
India--1.0%
Infosys Technologies (ADR)                                 5,100         288,660
Ranbaxy Laboratories Ltd.                                  6,546         155,204
                                                                      ----------
                                                                         443,864
                                                                      ----------
Israel--0.3%
Teva Pharmaceutical Industries Ltd. (ADR)                  6,000         155,700
                                                                      ----------
Italy--0.7%
Alleanza Assicurazioni S.p.A.                             28,571         331,182
                                                                      ----------
Japan--8.3%
Bridgestone Corp.                                         15,000         278,616
Canon, Inc.                                                4,500         211,605
Daikin Industries Ltd.                                     8,000         193,731
Denso Corp.                                               12,600         297,831
East Japan Railway Co.                                        58         300,295
Hitachi Chemical Co., Ltd.                                18,500         270,741
Honda Motor Co., Ltd.                                      6,400         310,406
Hoya Corp.                                                 3,400         356,367
Ito-Yokado Co., Ltd.                                       4,100         140,585
Matsushita Electric Industrial Co., Ltd.                   7,000          93,575
Mitsubishi Corp.                                          35,000         378,273
Mitsubishi Tokyo Financial Group, Inc.                        28         232,884
NITTO DENKO Corp.                                          3,100         142,697
Nomura Holdings, Inc.                                     15,000         192,740
OBIC Co., Ltd.                                               400          75,050
Pioneer Corp.                                              2,100          43,915
Shionogi & Co., Ltd.                                      11,000         157,899
Sumitomo Mitsui Financial Group, Inc.                         37         211,463
                                                                      ----------
                                                                       3,888,673
                                                                      ----------
Mexico--0.4%
America Movil, S.A. de CV Series L (ADR)                   4,700         183,441
                                                                      ----------
Netherlands--0.1%
IHC Caland NV                                                763          39,637
                                                                      ----------
Norway--1.1%
Norsk Hydro ASA                                            6,703         489,080
                                                                      ----------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Panama--0.3%
Carnival Corp.                                             3,100      $  146,599
                                                                      ----------


Russia--1.5%
AO VimpelCom (ADR)(a)                                      1,000         108,800
Lukoil Holdings (ADR)                                      2,100         260,400
MMC Norilsk Nickel (ADR)(a)                                5,280         337,392
                                                                      ----------
                                                                         706,592
                                                                      ----------


Singapore--0.4%
Flextronics International Ltd.(a)                         12,520         165,890
                                                                      ----------
South Africa--0.2%
MTN Group Ltd.                                            17,600          83,773
                                                                      ----------
South Korea--1.3%
Kookmin Bank                                               7,300         231,325
LG Electronics Inc                                         1,840         105,660
LG.Philips LCD Co., Ltd.(a)                                6,400          96,960
Samsung Elecronics Co., Ltd. (GDR)(b)                        836         166,183
                                                                      ----------
                                                                         600,128
                                                                      ----------
Spain--1.8%
Banco Bilbao Vizcaya Argentaria, SA                       32,866         453,380
Inditex, SA                                               16,234         401,762
                                                                      ----------
                                                                         855,142
                                                                      ----------
Sweden--1.0%
AB SKF Cl.B                                                5,964         226,511
Telefonaktiebolaget LM Ericsson(a)                        75,293         234,959
                                                                      ----------
                                                                         461,470
                                                                      ----------
Switzerland--2.6%
Alcon, Inc.                                                  425          34,085
Credit Suisse Group                                        9,090         290,345
Nobel Biocare Holding AG                                     914         142,117
Novartis AG                                                3,949         184,324
Roche Holding AG-Genusschin                                2,729         282,674
Swiss Re                                                   5,101         294,130
                                                                      ----------
                                                                       1,227,675
                                                                      ----------


Taiwan--0.8%
Hon Hai Precision Industry Co., Ltd. (GDR)(b)             26,849         189,522
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        27,235         194,458
                                                                      ----------
                                                                         383,980
                                                                      ----------
United Kingdom--8.1%
AstraZeneca Plc (ADR)                                      1,405          57,788
BAE SYSTEMS Plc                                           66,499         270,841
BHP Billiton Plc                                          55,318         583,455

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Carnival Plc                                              5,857      $   288,843
Diageo Plc                                               32,296          403,271
Reckitt Benckiser Plc                                    13,367          327,701
Royal Bank of Scotland Group Plc                         11,065          319,691
Standard Chartered Plc                                   26,686          458,261
Tesco Plc                                                79,676          411,528
Vodafone Group Plc                                      145,485          348,900
WPP Group Plc                                            34,508          321,712
                                                                     -----------
                                                                       3,791,991
                                                                     -----------
Total Foreign Investments
   (cost $19,351,871)                                                 19,893,962
                                                                     -----------

Total Investments--95.7%
   (cost $43,550,727)                                                 44,576,748
Other assets less liabilities--4.3%                                    2,025,045
                                                                     -----------
Net Assets--100%                                                     $46,601,793
                                                                     -----------



SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
                                                                      PERCENT OF
SECTOR                                            U.S. $ VALUE        NET ASSETS
--------------------------------------------------------------------------------
Technology                                         $ 6,939,305          14.9%
Finance                                              6,751,487          14.5
Healthcare                                           6,461,499          13.9
Energy                                               5,681,205          12.2
Consumer Services                                    5,568,445          11.9
Consumer Staples                                     3,425,139           7.4
Basic Industry                                       2,820,481           6.1
Capital Goods                                        2,736,857           5.9
Consumer Manufacturing                               1,781,575           3.8
Multi Industry Companies                               791,842           1.7
Utilities                                              579,945           1.2
Transportation                                         520,463           1.1
Aerospace & defense                                    518,505           1.1
                                                   -----------         -----
Total Investments                                   44,576,748          95.7
Cash and receivables, net of liabilities             2,025,045           4.3
                                                   -----------         -----
Net Assets                                         $46,601,793         100.0%
                                                   -----------         -----

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $355,705 or 0.8 % of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     pfd. - Preferred Stock

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT

         11 (a) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         Marc O. Mayer
         President

Date:    November 29, 2004

By:      /s/ Mark D. Gersten
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 29, 2004